Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

Distillate U.S. Fundamental Stability & Value ETF (DSTL)
Distillate International Fundamental Stability & Value ETF (DSTX)
Distillate Small/Mid Cash Flow ETF (DSMC)
(each, a "Fund", together, the “Funds”)

April 17, 2026

Supplement to the
Prospectus and Statement of Additional Information,
each dated January 31, 2026

Effective May 1, 2026, PINE Distributors LLC (the “Distributor”) has replaced Quasar Distributors, LLC as the Funds’ distributor. The Distributor’s principal address is 501 S. Cherry Street, Suite 610, Denver, CO 80243. The Distributor is not affiliated with the Funds or their investment adviser or sub-adviser.

Please retain this Supplement with your Prospectus and SAI for future reference.